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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2013

Check here if Amendment [ ]; Amendment Number: _______________
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Windham Capital Management, LLC
Address: 200 Clarendon St, 26th Floor
         Boston, MA 02116

13F File Number: 28-14140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Charles Cutrell
Title: Managing Partner
Phone: (617)419-3911

Signature, Place, and Date of Signing:

/s/ Charles Cutrell              Boston, MA               05/09/2013
-----------------------     ---------------------      ----------------
     [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        ----------------

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total: $1,071,593,709

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                           FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
--------------------------- ---------------- --------- ----------- ------------------- ---------- -------- -------------------------
                                                          VALUE     SHRS OR   SH/ PUT  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE   SHARED   NONE
--------------------------- ---------------- --------- ----------- ---------- --- ---- ---------- -------- --------- ------ --------
iShares Tr MSCI EAFE Value
  Index                     MSCI VAL IDX     464288877   211.28702       4248 SH       SOLE                      312            3936
iShares Tr High Yield Corp  HIGH YLD CORP    464288513   278.99295       2957 SH       SOLE                      236            2721
ISHARES TR US PFD STK IDX   US PFD STK IDX   464288687   299.07812       7381 SH       SOLE                      658            6723
Vanguard Intl Equity Index
  Fund All World            ALLWRLD EX US    922042775   407.36678    8787.03 SH       SOLE                        0         8787.03
Vanguard Bond Index Fund
  Inc Short Term Bo         SHORT TRM BOND   921937827   959.87283   11851.74 SH       SOLE                        0        11851.74
iShares Tr Barclays 1-3Yr
  Cr                        BARCLYS 1-3YR CR 464288646  2715.28637   25727.56 SH       SOLE                        0        25727.56
MARKET VECTORS ETF TR EM
  LC CURR DBT               EM LC CURR DBT   57060U522   3120.7182  115411.18 SH       SOLE                     7235        108176.2
SPDR Series Trust DB Int
  Govt ETF                  DB INT GVT ETF   78464a490   3653.6691   58844.73 SH       SOLE                     3380        55464.73
PIMCO ETF TR 1-5 US TIP
  IDX                       1-5 US TIP IDX   72201R205  3656.49292   67375.95 SH       SOLE                     4924        62451.95
Vanguard Index Funds Value
  ETF                       VALUE ETF        922908744  4468.74399   68193.87 SH       SOLE                     3807        64386.87
SPDR SER TR CAP S/T HI YLD  SHT TRM HGH YLD  78468r408  4728.90561  153138.13 SH       SOLE                     7160        145978.1
VANGUARD INTL EQTY IDX GLB
  EX US ETF                 GLB EX US ETF    922042676  6206.39449  108163.03 SH       SOLE                     6389          101774
SPDR Series Trust Barclays
  Muni ETF                  NUVN BRCLY MUNI  78464a458  7131.42175  296524.81 SH       SOLE                    23686        272838.8
iShares Tr S&P Natl Muni
 Bond                       S&P NTL AMTFREE  464288414   8078.9637   73331.79 SH       SOLE                     5180        68151.79
iShares Tr iBoxx Inv Grade
  Corp Bond                 IBOXX INV CPBD   464287242 11060.03953   92243.87 SH       SOLE                    65571        26672.87
SPDR Series Trust Barclays
  Short Term Muni           NUVN BR SHT MUNI 78464a425 11997.95244  492729.05 SH       SOLE                    39729        453000.1
iShares Tr Barclays TIPS
 Bond                       BARCLYS TIPS BD  464287176 14563.76903  120095.73 SH       SOLE                    66671        53424.73
SPDR Series Trust Barclays
  High Yield Bond           BRCLYS YLD ETF   78464a417 16420.15086  399419.87 SH       SOLE                   287429        111990.9
PowerShares Global ETF
  Trust Sovereign Deb       SOVEREIGN DEBT   73936t573 22497.88585  755469.64 SH       SOLE                   524690        230779.6
SPDR Series Trust Barclays
  Intl ETF                  BRCLYS INTL ETF  78464a516 23609.34945  403578.62 SH       SOLE                   211358        192220.6
JPMorgan Chase & Co
  Alerian ML ETN            ALERIAN ML ETN   46625h365 23995.56636     527607 SH       SOLE                   399620          127987
Vanguard Bond Index Fund
  Inc Total Bond Mk         TOTAL BND MRKT   921937835 29157.26997  348604.38 SH       SOLE                   234313        114291.4
SPDR Index Funds DJ Intl
  Real Estate ETF           DJ INTL RL ETF   78463x863 31349.07121  728878.66 SH       SOLE                   643732        85146.66
Vanguard Index Funds Mid
  Cap ETF                   MID CAP ETF      922908629 35987.90909  387425.01 SH       SOLE                   326582        60843.01
PowerShares DB Commodity
  Index Track               UNIT BEN INT     73935s105 41080.87633    1504243 SH       SOLE                  1278205          226038

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
Vanguard Index Funds REIT
 ETF                        REIT ETF         922908553 44275.13525  627748.98 SH       SOLE                   470533          157216
Barclays Bank PLC DJ UBS
  Commodity ETN             DJUBS CMDT ETN36 06738c778 51682.57266    1272343 SH       SOLE                   970654          301689
Vanguard Intl Equity Index
  Fund FTSE Small           FTSE SMCAP ETF   922042718 72519.10827  767812.35 SH       SOLE                   637642        130170.4
Vanguard Index Funds Small
  Cap ETF                   SMAll CAP ETF    922908751 83549.97699   916620.7 SH       SOLE                806044.14        110576.6
Vanguard Intl Equity Index
  Fund Emerg Mkt            EMR MKT ETF      922042858 116525.3953 2716526.29 SH       SOLE                  2241480        475046.3
Vanguard Tax-Managed Fund
  Europe Pac ETF            EUROPE PAC ETF   921943858 186149.4405 5109784.26 SH       SOLE                  4116595        993189.3
Vanguard Index Funds Stock
  Mkt ETF                   STK MRK ETF      922908769  209255.046 2584672.01 SH       SOLE                  2094105          490567